CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income		$ 61,353,928	$ 33,007,427	$ (2,256,880)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation		9,736,901	10,147,362	14,213,841
Depreciation and amortization		2,624,290	2,838,552	2,749,144
Unrealized fair value change of financial instruments held, at fair value		(10,196,099)	(16,142,109)	1,474,009
Loss (gain) from equity investments, including impairments		(210,511)	(6,889)	474,347
Allowance for doubtful accounts		14,292,716	363,417	464,114
Foreign currency exchange loss (gain)		(4,060,340)	3,122,874	(2,419,693)
Deferred tax (benefit) expense		829,366	3,206,495	(1,264,080)
Interest expense from convertible bonds		2,617,706	2,550,208	2,486,151
Changes in operating assets and liabilities:
Financial instruments held, at fair value		363,008,571	(249,167,561)	(159,651,795)
Receivables from customers		(313,904,166)	(108,963,426)	19,787,135
Receivables from brokers, dealers and clearing organizations	[1]	(1,763,863,578)	415,068,652	(77,163,404)
Amounts due from/to related parties		(18,006,726)	6,468,157	(3,399,187)
Prepaid expenses and other current assets		1,174,192	(4,719,181)	3,190,957
Operating lease right-of-use assets		(1,812,788)	4,892,207	(7,346,572)
Other non-current assets		(2,058,980)	(550,983)	239,238
Payables to customers		661,344,567	(83,098,889)	486,912,633
Payables to brokers, dealers and clearing organizations	[1]	1,799,997,770	(23,848,815)	(32,217,431)
Accrued expenses and other current liabilities		24,786,008	4,604,199	4,017,887
Operating lease liabilities		1,145,234	(4,969,139)	8,177,202
Deferred income		(819,809)	(1,368,912)	(407,017)
Net cash provided by (used in) operating activities		827,978,252	(6,566,354)	258,060,599
Cash flows from investing activities:
Purchase of property, equipment and intangible assets		(1,553,276)	(2,764,030)	(4,888,631)
Payment for long-term investments			(500,000)	(243,289)
Payment for equity method investment		(10,000,000)
Purchase of term deposits		(196,702)	(4,225,412)
Maturity of term deposits		2,816,941	74,679	2,072,574
Advances to employees		269,403	(342,686)	(641,069)
Dividend received		6,889	6,889	88,414
Net cash used in investing activities		(8,656,745)	(7,750,560)	(3,612,001)
Cash flows from financing activities:
Proceeds received from redeemable non-controlling interests			1,680,036	4,356,074
Net proceeds received from follow-on public offering (net of offering cost of US$835,813)		103,742,312
Capital contribution from non-controlling interests				7,850
Proceeds received from issuance of Class A Ordinary Shares upon settlement of share-based awards		85,110	140,383	366,537
Net cash provided by financing activities		103,827,422	1,820,419	4,730,461
Increase (decrease) in cash, cash equivalents and restricted cash		923,148,929	(12,496,495)	259,179,059
Effect of exchange rate changes		(4,642,231)	(3,478,233)	(4,335,485)
Cash, cash equivalents and restricted cash at beginning of the year		1,939,753,801	1,955,728,529	1,700,884,955
Cash, cash equivalents and restricted cash at end of the year		2,858,260,499	1,939,753,801	1,955,728,529
Cash, cash equivalents and restricted cash:
Cash and cash equivalents		393,576,874	322,599,616	277,660,847
Cash-segregated for regulatory purpose		2,464,683,625	1,617,154,185	1,678,067,682
Supplemental disclosure of cash flow information:
Income taxes paid (net of refunds)		$ 11,288,825	$ 13,324,309	$ 2,126,572

[1]	Includes the following changes in operating assets and liabilities resulting from transactions with related parties for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash flows from operating activities:
Changes in operating assets and liabilities:
Receivables from brokers, dealers and clearing organizations	54,299,601	—	—
Payables to brokers, dealers and clearing organizations	5,488,702	—	—